Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (90,238)	$ (38,905)
Other comprehensive loss, net of tax:
Loss on currency translation adjustment	(348)	(311)
Comprehensive loss	$ (90,586)	$ (39,216)